SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE LEVEL 3 WARRANT LIABILITY (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Initial valuation of warrant liability
Change in fair value of warrant liability	$ (593,710)		(593,710)
Initial valuation of warrant liability	288,635		288,635
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Initial valuation of warrant liability
Initial fair valuation of warrant liability			882,345
Change in fair value of warrant liability			(593,710)
Initial valuation of warrant liability	$ 288,635		$ 288,635